SUBSEQUENT EVENTS (Property Acquisitions and Dispositions) - Additional Information (Detail) $ in Thousands	1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 13, 2020 USD ($) Property	Mar. 27, 2020 USD ($) Loan	Jun. 30, 2020 USD ($) Property	Jun. 30, 2019 USD ($) Property	Dec. 31, 2019 USD ($) Property	Dec. 31, 2018 USD ($) Property	Dec. 31, 2017 USD ($)
Subsequent Event [Line Items]
Number of properties disposed | Property			381		396
Aggregate gross sales price				$ 163,900
Net proceeds from disposition of real estate assets			$ 157,198	$ 159,052	$ 1,399,953	$ 64,180	$ 99,013
Number of properties acquired | Property				0
Total real estate assets, at cost			3,062,583		$ 2,843,438	$ 4,998,909	251,999
Number of properties disposed | Property				39	497	21
Gain (loss) on sale of properties			$ 16,901	$ 13,400	$ 180,666	$ 6,299	$ 17,044
Commercial property
Subsequent Event [Line Items]
Number of properties acquired | Property			1
Subsequent event
Subsequent Event [Line Items]
Aggregate gross sales price	$ 1,300
Net proceeds from disposition of real estate assets	$ 1,200
Number of properties acquired | Property	2
Total real estate assets, at cost	$ 9,800
Number of properties disposed	1	12
Gain (loss) on sale of properties	$ 33
Subsequent event | 2019 Asset Acquisition
Subsequent Event [Line Items]
Number of properties disposed		7
Aggregate gross sales price		$ 26,300
Subsequent event | Commercial property
Subsequent Event [Line Items]
Number of properties disposed		12
Aggregate gross sales price		$ 129,000
Net proceeds from disposition of real estate assets		127,000
Gain on disposition of real estate, net		$ 13,100